Profit from operations - Summary of Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	€ 82,189	€ 66,729	€ 83,560
Selling, general and administrative expense
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	13,113	11,382	5,996
Direct and Marketing Expenses
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	€ 69,076	€ 55,347	€ 77,564